Retirement Benefit Plans - Fair Value of Foreign Pension Plan Assets (Detail) - Foreign [Member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	$ 751.7	$ 667.2	$ 821.2
Fair Value Measurements at Reporting Date Using: Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	176.7	144.5
Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	379.3	357.2
Fair Value Measurements at Reporting Date Using: Significant Unobservable Inputs (Level 3) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	195.7	165.5
Cash and Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	28.5	21.9
Cash and Cash Equivalents [Member] | Fair Value Measurements at Reporting Date Using: Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	28.5	21.9
Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	160.9	136.0
Equity Securities [Member] | Fair Value Measurements at Reporting Date Using: Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	148.2	122.6
Equity Securities [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	12.7	13.4
Fixed Income Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	181.3	168.8
Fixed Income Securities [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	181.3	168.8
Other Types of Investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	185.3	175.0
Other Types of Investments [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	185.3	175.0
Real Estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	195.7	165.5
Real Estate [Member] | Fair Value Measurements at Reporting Date Using: Significant Unobservable Inputs (Level 3) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	$ 195.7	$ 165.5